Fixed Assets (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2019	Mar. 31, 2018	Jun. 30, 2018	Jun. 30, 2017
Payment to acquire fixed assets			$ 8,655		$ 8,655
Depreciation expense		$ 72		$ 216	289	$ 289
Loss on asset held for sale			7,791
Buildings [Member]
Payment to acquire fixed assets			4,328		4,328
Land [Member]
Payment to acquire fixed assets			$ 4,328		$ 4,328